Consolidated Statements of Operations - USD ($)		12 Months Ended
		Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Operating Expenses:
Exploration expenses		$ 543,322	$ 565,813	$ 357,628
General & administrative expenses		1,172,810	113,882	128,785
Depreciation and accretion		19,255	17,616	108,597
Total operating expenses		1,735,387	697,311	595,010
Loss from operations		(1,735,387)	(697,311)	(595,010)
Other items
Foreign exchange loss		(3,270)
Loss before income taxes		(1,738,657)	(697,311)	(595,010)
Income tax expense
Net loss and comprehensive loss		$ (1,738,657)	$ (697,311)	$ (595,010)
Basic and diluted net loss per common share		$ (0.17)	$ (0.07)	$ (0.06)
Weighted average number of shares outstanding, basic and diluted	[1]	9,937,248	9,500,001	9,500,001

[1]	The shares and associated amounts have been retroactively restated to reflect a 2.714286-for-1 stock split of each issued and outstanding share of common stock, an increase in its authorized shares of common stock from 10,000,000 to 300,000,000, as well as the increase in par value to $0.001, which occurred in September 2022 (see Note 11).